Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands				2 Months Ended	12 Months Ended
	Mar. 14, 2025	Feb. 28, 2025	Feb. 13, 2025	Feb. 13, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Cash dividend					$ 45,079	$ 47,154
Subsequent events | O 2024 Q4 Dividends
Subsequent Event [Line Items]
Dividends declared (dollars per share)				$ 0.08
Dividends Payable, Date Declared			Feb. 13, 2025
Dividends Payable, Date of Record		Feb. 28, 2025
Dividends Payable, Date to be Paid	Mar. 14, 2025
Subsequent events | O 2024 Q4 Dividends | Common Stock
Subsequent Event [Line Items]
Cash dividend	$ 3,200